Nuance Concentrated Value Long-Short Fund
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 96.3%	Shares	Value
Consumer Staples - 24.6%
Cal-Maine Foods, Inc.	44,829	$2,484,423
Clorox Co.	20,132	2,924,173
Diageo PLC - ADR	17,538	2,531,259
Henkel AG & Co. KGaA - ADR	658,549	11,267,773
Kimberly-Clark Corp.	62,734	7,588,932
McCormick & Co., Inc.	10,036	684,054
Mission Produce, Inc.(a)	220,026	2,198,060
Pernod Ricard SA - ADR	20,689	681,703
Target Corp.	7,119	990,111
		31,350,488

Financials - 12.0%
Independent Bank Corp.	32,430	1,818,999
Northern Trust Corp.	74,423	5,927,047
Reinsurance Group of America, Inc.	25,835	4,492,447
TowneBank	66,024	1,855,935
Travelers Companies, Inc.	5,961	1,259,917
		15,354,345

Health Care - 23.4%
Dentsply Sirona, Inc.	325,018	11,294,376
Envista Holdings Corp.(a)	79,536	1,869,096
Henry Schein, Inc.(a)	43,233	3,235,557
Illumina, Inc.(a)	17,207	2,460,773
Qiagen NV	84,169	3,674,812
Quest Diagnostics, Inc.	19,938	2,560,638
Thermo Fisher Scientific, Inc.	3,913	2,109,029
Waters Corp.(a)	8,667	2,753,593
		29,957,874

Industrials - 19.4%
3M Co.	142,872	13,479,974
Knorr-Bremse AG - ADR	203,784	3,142,349
Lindsay Corp.	7,223	939,785
Mueller Water Products, Inc. - Class A	294,108	4,032,220
Northrop Grumman Corp.	1,464	654,057
Werner Enterprises, Inc.	62,772	2,482,633
		24,731,018

Real Estate - 6.1%
Equity Commonwealth	114,563	2,189,299
Healthcare Realty Trust, Inc.	271,158	4,368,355
Healthpeak Properties, Inc.	64,854	1,199,799
		7,757,453

Utilities - 10.8%
California Water Service Group	43,044	1,948,602
Pennon Group PLC - ADR	289,224	5,145,295
United Utilities Group PLC - ADR	248,612	6,712,524
		13,806,421
TOTAL COMMON STOCKS (Cost $116,503,288)		122,957,599

SHORT-TERM INVESTMENTS - 4.8%
Money Market Funds - 4.8%	Shares
First American Government Obligations Fund - Class X, 5.25%(b)	6,181,233	6,181,233
TOTAL SHORT-TERM INVESTMENTS (Cost $6,181,233)		6,181,233

TOTAL INVESTMENTS - 101.1% (Cost $122,684,521)		$129,138,832
Liabilities in Excess of Other Assets - (1.1)%		(1,451,034)
TOTAL NET ASSETS - 100.0%		$127,687,798

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of January 31, 2024.

Nuance Concentrated Value Long-Short Fund
Schedule of Securities Sold Short
as of January 31, 2024 (Unaudited)

COMMON STOCKS - (86.3)%	Shares	Value
Consumer Discretionary - (18.4)%
AutoZone, Inc.(a)	(882)	$(2,436,199)
D.R. Horton, Inc.	(14,659)	(2,094,918)
Home Depot, Inc.	(14,151)	(4,994,737)
Lennar Corp. - Class A	(6,715)	(1,006,243)
Lowe's Companies, Inc.	(4,435)	(943,945)
McDonald's Corp.	(3,406)	(997,004)
O'Reilly Automotive, Inc. (a)	(5,177)	(5,296,330)
Royal Caribbean Cruises Ltd.	(18,578)	(2,368,695)
TJX Companies, Inc.	(25,377)	(2,408,531)
Yum Brands, Inc.	(7,618)	(986,455)
		(23,533,057)

Consumer Staples - (4.3)%
Coca-Cola Co.	(17,094)	(1,016,922)
Costco Wholesale Corp.	(1,494)	(1,038,151)
Mondelez International, Inc. - Class A	(33,023)	(2,485,641)
PepsiCo, Inc.	(5,962)	(1,004,776)
		(5,545,490)

Energy - (12.2)%
Canadian Natural Resources Ltd.	(35,911)	(2,297,945)
Chevron Corp.	(15,392)	(2,269,243)
ConocoPhillips	(19,910)	(2,227,332)
Marathon Petroleum Corp.	(32,285)	(5,346,395)
Phillips 66	(7,374)	(1,064,142)
Valero Energy Corp.	(17,412)	(2,418,527)
		(15,623,584)

Financials - (9.0)%
Allstate Corp.	(17,073)	(2,650,583)
Arch Capital Group Ltd. (a)	(13,445)	(1,108,271)
JPMorgan Chase & Co.	(5,930)	(1,033,955)
Marsh & McLennan Companies, Inc.	(5,323)	(1,031,810)
Progressive Corp.	(31,816)	(5,671,202)
		(11,495,821)

Health Care - (1.8)%
HCA Healthcare, Inc.	(7,375)	(2,248,638)

Industrials - (33.1)%
Automatic Data Processing, Inc.	(10,095)	(2,481,149)
Carrier Global Corp.	(17,553)	(960,325)
Caterpillar, Inc.	(8,032)	(2,412,090)
Cintas Corp.	(8,462)	(5,115,871)
CSX Corp.	(67,188)	(2,398,612)
Cummins, Inc.	(4,082)	(976,823)
Eaton Corporation PLC	(4,199)	(1,033,290)
Ferguson PLC	(12,257)	(2,302,600)
Illinois Tool Works, Inc.	(8,922)	(2,327,750)
Otis Worldwide Corp.	(11,170)	(987,875)
Parker-Hannifin Corp.	(2,184)	(1,014,468)
Paychex, Inc.	(19,119)	(2,327,356)
Republic Services, Inc.	(30,358)	(5,194,861)
Trane Technologies	(20,555)	(5,180,888)
Union Pacific Corp.	(9,681)	(2,361,486)
Waste Management, Inc.	(28,021)	(5,201,538)
		(42,276,982)

Materials - (2.5)%
PPG Industries, Inc.	(6,709)	(946,237)
Sherwin-Williams Co.	(7,542)	(2,295,634)
		(3,241,871)

Real Estate - (5.0)%
Extra Space Storage, Inc.	(6,304)	(910,550)
Prologis, Inc.	(17,683)	(2,240,259)
Welltower Inc.	(25,935)	(2,243,637)
Weyerhaeuser Co.	(28,917)	(947,610)
		(6,342,056)
TOTAL COMMON STOCKS (Proceeds $96,987,954)		(110,307,499)

TOTAL SECURITIES SOLD SHORT (Proceeds $96,987,954)		(110,307,499)

(a)	Non-income producing security.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023. See the Schedule of Investments for an industry breakout.

Nuance Concentrated Value Long-Short Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$122,957,597	$–	$–	$122,957,597
Money Market Funds	6,181,233	–	–	6,181,233
Total Investments	$129,138,830	$–	$–	$129,138,830

Investments Sold Short:
Common Stocks	(110,307,498)	–	–	(110,307,498)
Total Investments Sold Short	$(110,307,498)	$–	$–	$(110,307,498)

Refer to the Schedule of Investments for industry classifications.